Schedule of Investments (unaudited)	iShares® ESG Advanced High Yield Corporate Bond ETF
July 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 1.1%
Advantage Sales & Marketing Inc., 6.50%, 11/15/28 (Call 11/15/23)(a)	$150	$155,765
Clear Channel Outdoor Holdings Inc.
7.50%, 06/01/29 (Call 06/01/24)(a)	195	202,094
7.75%, 04/15/28 (Call 04/15/24)(a)	205	213,579
MDC Partners Inc., 7.50%, 05/01/24 (Call 05/01/22)(a)(b)(c)	165	167,970
National CineMedia LLC, 5.88%, 04/15/28 (Call 04/15/23)(a)(b)	75	70,664
Outfront Media Capital LLC/Outfront Media Capital Corp.
4.25%, 01/15/29 (Call 01/15/24)(a)	100	100,378
4.63%, 03/15/30 (Call 03/15/25)(a)	80	80,624
5.00%, 08/15/27 (Call 08/15/22)(a)	135	138,384
6.25%, 06/15/25 (Call 06/15/22)(a)	90	95,720
		1,225,178
Aerospace & Defense — 3.5%
Hexcel Corp., 4.20%, 02/15/27 (Call 11/15/26)	75	81,493
Howmet Aerospace Inc.
5.13%, 10/01/24 (Call 07/01/24)	245	269,568
5.90%, 02/01/27	115	136,120
5.95%, 02/01/37	115	145,910
6.88%, 05/01/25 (Call 04/01/25)	230	267,582
Spirit AeroSystems Inc.
4.60%, 06/15/28 (Call 03/15/28)(b)	125	120,975
5.50%, 01/15/25 (Call 10/15/22)(a)	110	115,728
7.50%, 04/15/25 (Call 04/15/22)(a)	235	249,398
SSL Robotics LLC, 9.75%, 12/31/23 (Call 12/15/21)(a)	114	125,290
TransDigm Inc.
4.63%, 01/15/29 (Call 01/15/24)(a)	195	194,860
4.88%, 05/01/29 (Call 05/01/24)(a)	155	155,859
5.50%, 11/15/27 (Call 11/15/22)	470	485,308
6.25%, 03/15/26 (Call 03/15/22)(a)	715	750,671
6.38%, 06/15/26 (Call 06/15/22)	170	175,807
7.50%, 03/15/27 (Call 03/15/22)	120	127,144
8.00%, 12/15/25 (Call 04/08/22)(a)	190	204,313
Triumph Group Inc.
6.25%, 09/15/24 (Call 09/15/21)(a)(b)	120	121,270
7.75%, 08/15/25 (Call 08/15/21)(b)	80	81,003
8.88%, 06/01/24 (Call 02/01/23)(a)	126	140,175
		3,948,474
Agriculture — 0.1%
Darling Ingredients Inc., 5.25%, 04/15/27 (Call 04/15/22)(a)	100	104,697
Airlines — 0.2%
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd., 5.75%, 01/20/26 (Call 01/20/24)(a)(b)	240	251,527
Apparel — 0.9%
Hanesbrands Inc.
4.63%, 05/15/24 (Call 02/15/24)(a)	170	180,025
4.88%, 05/15/26 (Call 02/15/26)(a)(b)	170	183,681
5.38%, 05/15/25 (Call 05/15/22)(a)	130	136,356
Levi Strauss & Co., 3.50%, 03/01/31 (Call 03/01/26)(a)	105	107,829
Michael Kors USA Inc., 4.50%, 11/01/24 (Call 09/01/24)(a)	75	79,842
Under Armour Inc., 3.25%, 06/15/26 (Call 03/15/26)	125	129,747
William Carter Co. (The)
5.50%, 05/15/25 (Call 05/15/22)(a)	115	121,077
5.63%, 03/15/27 (Call 03/15/22)(a)	100	104,625
		1,043,182
Security	Par (000)	Value

Auto Manufacturers — 0.8%
Allison Transmission Inc.
3.75%, 01/30/31 (Call 01/30/26)(a)(b)	$195	$194,932
4.75%, 10/01/27 (Call 10/01/22)(a)	70	73,077
5.88%, 06/01/29 (Call 06/01/24)(a)	100	109,630
Aston Martin Capital Holdings Ltd., 10.50%, 11/30/25 (Call 11/01/24)(a)	225	249,989
Tesla Inc., 5.30%, 08/15/25 (Call 08/15/21)(a)	315	323,508
		951,136
Auto Parts & Equipment — 1.0%
American Axle & Manufacturing Inc.
6.25%, 04/01/25 (Call 04/01/22)	73	75,464
6.25%, 03/15/26 (Call 03/15/22)	90	92,755
6.50%, 04/01/27 (Call 04/01/22)(b)	95	99,950
6.88%, 07/01/28 (Call 07/01/23)	55	59,538
Cooper-Standard Automotive Inc., 5.63%, 11/15/26 (Call 11/15/21)(a)	75	69,098
Dana Financing Luxembourg Sarl, 5.75%, 04/15/25 (Call 04/15/22)(a)	45	46,454
Dana Inc.
4.25%, 09/01/30 (Call 05/01/26)	95	98,634
5.38%, 11/15/27 (Call 11/15/22)	85	89,941
5.63%, 06/15/28 (Call 06/15/23)(b)	65	69,920
Tenneco Inc.
5.00%, 07/15/26 (Call 07/15/22)(b)	100	98,567
5.13%, 04/15/29 (Call 04/15/24)(a)	150	154,780
7.88%, 01/15/29 (Call 01/15/24)(a)	115	129,973
		1,085,074
Banks — 1.1%
CIT Group Inc.
3.93%, 06/19/24 (Call 06/19/23)	80	84,018
4.75%, 02/16/24 (Call 11/16/23)	95	102,460
5.00%, 08/15/22	175	182,354
5.00%, 08/01/23	130	140,323
5.25%, 03/07/25 (Call 12/07/24)(b)	75	84,628
6.13%, 03/09/28	100	123,240
Commerzbank AG, 8.13%, 09/19/23(a)	200	226,712
Dresdner Funding Trust I, 8.15%, 06/30/31 (Call 06/30/29)(a)	200	289,840
		1,233,575
Beverages — 0.1%
Primo Water Holdings Inc., 4.38%, 04/30/29 (Call 04/30/24)(a)	140	140,255
Biotechnology — 0.1%
Emergent BioSolutions Inc., 3.88%, 08/15/28 (Call 08/15/23)(a)(b)	90	89,430
Building Materials — 1.5%
Boise Cascade Co., 4.88%, 07/01/30 (Call 07/01/25)(a)	85	90,016
Builders FirstSource Inc.
4.25%, 02/01/32 (Call 08/01/26)(a)	175	179,093
5.00%, 03/01/30 (Call 03/01/25)(a)	115	122,230
6.75%, 06/01/27 (Call 06/01/22)(a)	125	133,750
Cornerstone Building Brands Inc., 6.13%, 01/15/29 (Call 09/15/23)(a)(b)	85	90,779
Forterra Finance LLC/FRTA Finance Corp., 6.50%, 07/15/25 (Call 07/15/22)(a)	115	123,627
Griffon Corp., 5.75%, 03/01/28 (Call 03/01/23)	185	194,837
James Hardie International Finance DAC, 5.00%, 01/15/28 (Call 01/15/23)(a)	200	212,000
Jeld-Wen Inc.
4.63%, 12/15/25 (Call 12/15/21)(a)	25	25,475

Schedule of Investments (unaudited) (continued)	iShares® ESG Advanced High Yield Corporate Bond ETF
July 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Building Materials (continued)
4.88%, 12/15/27 (Call 12/15/22)(a)	$100	$104,007
Masonite International Corp., 5.38%, 02/01/28 (Call 02/01/23)(a)	105	111,664
PGT Innovations Inc., 6.75%, 08/01/26 (Call 08/01/21)(a)	80	84,077
Summit Materials LLC/Summit Materials Finance Corp., 5.25%, 01/15/29 (Call 07/15/23)(a)	135	143,147
US Concrete Inc., 5.13%, 03/01/29 (Call 03/01/23)(a)	100	109,545
		1,724,247
Chemicals — 2.3%
Axalta Coating Systems LLC, 3.38%, 02/15/29 (Call 02/15/24)(a)(b)	50	49,191
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B BV, 4.75%, 06/15/27 (Call 06/15/23)(a)	200	210,952
CF Industries Inc.
3.45%, 06/01/23	125	129,117
4.95%, 06/01/43	150	184,644
5.15%, 03/15/34	150	185,947
5.38%, 03/15/44	140	180,009
Element Solutions Inc., 3.88%, 09/01/28 (Call 09/01/23)(a)	150	153,201
Ingevity Corp., 3.88%, 11/01/28 (Call 11/01/23)(a)	100	100,011
Kraton Polymers LLC/Kraton Polymers Capital Corp., 4.25%, 12/15/25 (Call 12/15/22)(a)	95	97,252
Methanex Corp.
5.13%, 10/15/27 (Call 04/15/27)	140	152,061
5.25%, 12/15/29 (Call 09/15/29)(b)	135	149,171
OCI NV, 5.25%, 11/01/24 (Call 11/01/21)(a)	75	77,164
Rayonier AM Products Inc.
5.50%, 06/01/24 (Call 06/01/22)(a)	110	103,216
7.63%, 01/15/26 (Call 01/15/24)(a)	100	103,201
Trinseo Materials Operating SCA/Trinseo Materials Finance Inc.
5.13%, 04/01/29 (Call 04/01/24)(a)	105	107,012
5.38%, 09/01/25 (Call 09/01/21)(a)(b)	125	127,405
Tronox Inc.
4.63%, 03/15/29 (Call 03/15/24)(a)	215	218,896
6.50%, 05/01/25 (Call 05/01/22)(a)	105	111,188
WR Grace & Co-Conn, 4.88%, 06/15/27 (Call 06/12/23)(a)	150	158,461
		2,598,099
Commercial Services — 7.3%
ADT Security Corp. (The)
3.50%, 07/15/22	93	95,565
4.13%, 06/15/23	145	153,110
4.13%, 08/01/29 (Call 08/01/28)(a)	153	154,017
4.88%, 07/15/32(a)	125	129,730
AMN Healthcare Inc., 4.63%, 10/01/27 (Call 10/01/22)(a)	125	130,154
APX Group Inc., 5.75%, 07/15/29 (Call 07/15/24)(a)	150	150,566
ASGN Inc., 4.63%, 05/15/28 (Call 05/15/23)(a)	125	130,028
Avis Budget Car Rental LLC/Avis Budget Finance Inc.
4.75%, 04/01/28 (Call 04/01/24)(a)	95	96,464
5.38%, 03/01/29 (Call 03/01/24)(a)	115	119,717
5.75%, 07/15/27 (Call 07/15/22)(a)	105	109,967
Brink’s Co. (The)
4.63%, 10/15/27 (Call 10/15/22)(a)	100	104,130
5.50%, 07/15/25 (Call 06/18/22)(a)	95	99,916
Carriage Services Inc., 4.25%, 05/15/29 (Call 05/15/24)(a)(b)	75	74,955
Deluxe Corp., 8.00%, 06/01/29 (Call 06/01/24)(a)	100	109,275
Gartner Inc.
3.63%, 06/15/29 (Call 06/15/24)(a)	120	122,962
3.75%, 10/01/30 (Call 10/01/25)(a)	160	164,862
Security	Par (000)	Value

Commercial Services (continued)
4.50%, 07/01/28 (Call 07/01/23)(a)	$155	$163,830
Herc Holdings Inc., 5.50%, 07/15/27 (Call 07/15/22)(a)	235	246,529
IHS Markit Ltd.
4.00%, 03/01/26 (Call 12/01/25)(a)	115	127,836
4.13%, 08/01/23 (Call 07/01/23)	60	63,859
4.25%, 05/01/29 (Call 02/01/29)	200	233,532
4.75%, 08/01/28 (Call 05/01/28)	130	154,866
Jaguar Holding Co. II/PPD Development LP
4.63%, 06/15/25 (Call 06/05/22)(a)	100	104,875
5.00%, 06/15/28 (Call 06/15/23)(a)	150	162,052
Korn Ferry, 4.63%, 12/15/27 (Call 12/15/22)(a)	100	103,434
MPH Acquisition Holdings LLC, 5.75%, 11/01/28 (Call 11/01/23)(a)	250	242,737
Nielsen Co. Luxembourg SARL (The), 5.00%, 02/01/25 (Call 02/01/22)(a)(b)	70	71,887
Nielsen Finance LLC/Nielsen Finance Co.
4.50%, 07/15/29 (Call 07/15/24)(a)	130	131,092
4.75%, 07/15/31 (Call 07/15/26)(a)	115	116,041
5.63%, 10/01/28 (Call 10/01/23)(a)	175	184,817
5.88%, 10/01/30 (Call 10/01/25)(a)	145	158,843
Prime Security Services Borrower LLC/Prime Finance Inc.
3.38%, 08/31/27 (Call 08/31/26)(a)	190	184,748
5.25%, 04/15/24(a)	145	154,970
5.75%, 04/15/26(a)	250	274,357
6.25%, 01/15/28 (Call 01/15/23)(a)(b)	280	292,695
Ritchie Bros. Auctioneers Inc., 5.38%, 01/15/25 (Call 01/15/22)(a)	50	51,405
RR Donnelley & Sons Co., 6.13%, 11/01/26 (Call 11/01/23)(a)	100	105,203
Sabre GLBL Inc.
7.38%, 09/01/25 (Call 09/01/22)(a)	160	171,046
9.25%, 04/15/25 (Call 03/16/25)(a)	160	187,214
Service Corp. International/U.S.
3.38%, 08/15/30 (Call 08/15/25)	160	159,531
4.00%, 05/15/31 (Call 05/15/26)	170	175,921
4.63%, 12/15/27 (Call 12/15/22)	110	116,026
5.13%, 06/01/29 (Call 06/01/24)	135	146,304
Sotheby’s, 7.38%, 10/15/27 (Call 10/15/22)(a)	125	133,734
Square Inc.
2.75%, 06/01/26 (Call 05/01/26)(a)	195	199,321
3.50%, 06/01/31 (Call 03/01/31)(a)	195	202,264
TriNet Group Inc., 3.50%, 03/01/29 (Call 03/01/24)(a)	90	90,174
United Rentals North America Inc.
3.75%, 01/15/32 (Call 01/15/22)	35	35,000
3.88%, 02/15/31 (Call 08/15/25)	215	221,302
4.00%, 07/15/30 (Call 07/15/25)	150	155,963
4.88%, 01/15/28 (Call 01/15/23)	290	306,597
5.25%, 01/15/30 (Call 01/15/25)	140	153,023
5.50%, 05/15/27 (Call 05/15/22)	170	178,842
5.88%, 09/15/26 (Call 09/15/21)(b)	172	177,783
WW International Inc., 4.50%, 04/15/29 (Call 04/15/24)(a)	115	117,008
		8,202,079
Computers — 2.8%
Booz Allen Hamilton Inc.
3.88%, 09/01/28 (Call 09/01/23)(a)	150	153,052
4.00%, 07/01/29 (Call 07/01/24)(a)	110	113,388
Dell International LLC/EMC Corp., 7.13%, 06/15/24 (Call 06/15/22)(a)	235	240,403
Diebold Nixdorf Inc.
8.50%, 04/15/24 (Call 04/15/22)	75	76,531
9.38%, 07/15/25 (Call 07/15/22)(a)(b)	135	148,310

Schedule of Investments (unaudited) (continued)	iShares® ESG Advanced High Yield Corporate Bond ETF
July 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Computers (continued)
EMC Corp., 3.38%, 06/01/23 (Call 03/01/23)	$195	$201,963
Exela Intermediate LLC/Exela Finance Inc., 10.00%, 07/15/23 (Call 07/15/22)(a)	150	104,964
NCR Corp.
5.00%, 10/01/28 (Call 08/20/23)(a)	100	103,074
5.13%, 04/15/29 (Call 04/15/24)(a)	245	255,126
5.25%, 10/01/30 (Call 10/01/25)(a)	90	94,459
5.75%, 09/01/27 (Call 09/01/22)(a)(b)	95	100,331
6.13%, 09/01/29 (Call 09/01/24)(a)(b)	95	103,619
8.13%, 04/15/25 (Call 04/15/22)(a)	65	70,629
Seagate HDD Cayman
3.13%, 07/15/29 (Call 01/15/24)(a)	95	93,119
3.38%, 07/15/31 (Call 01/15/26)(a)	95	93,527
4.09%, 06/01/29 (Call 03/01/29)(a)	105	110,283
4.13%, 01/15/31 (Call 10/15/30)(a)	100	104,725
4.75%, 06/01/23(b)	70	74,410
4.75%, 01/01/25	85	94,068
4.88%, 03/01/24 (Call 01/01/24)	75	81,497
4.88%, 06/01/27 (Call 03/01/27)	75	83,947
5.75%, 12/01/34 (Call 06/01/34)	90	106,158
Unisys Corp., 6.88%, 11/01/27 (Call 11/01/23)(a)	100	108,823
Western Digital Corp., 4.75%, 02/15/26 (Call 11/15/25)	425	471,979
		3,188,385
Cosmetics & Personal Care — 0.2%
Edgewell Personal Care Co.
4.13%, 04/01/29 (Call 04/01/24)(a)	95	95,593
5.50%, 06/01/28 (Call 06/01/23)(a)	135	142,897
		238,490
Distribution & Wholesale — 0.8%
Avient Corp.
5.25%, 03/15/23	100	106,814
5.75%, 05/15/25 (Call 05/15/22)(a)	135	142,087
H&E Equipment Services Inc., 3.88%, 12/15/28 (Call 12/15/23)(a)	235	233,214
IAA Inc., 5.50%, 06/15/27 (Call 06/15/22)(a)	100	105,117
KAR Auction Services Inc., 5.13%, 06/01/25 (Call 06/01/22)(a)	180	184,129
Univar Solutions USA Inc., 5.13%, 12/01/27 (Call 12/01/22)(a)(b)	75	78,560
		849,921
Diversified Financial Services — 3.2%
AerCap Holdings NV, 5.88%, 10/10/79 (Call 10/10/24)	50	52,505
Ally Financial Inc., 5.75%, 11/20/25 (Call 10/20/25)	215	245,938
Burford Capital Global Finance LLC, 6.25%, 04/15/28 (Call 04/15/24)(a)	75	79,235
Enact Holdings Inc., 6.50%, 08/15/25 (Call 02/15/25)(a)	160	173,637
Global Aircraft Leasing Co. Ltd., 6.50%, 09/15/24 (Call 09/15/21), (7.25% PIK)(a)(d)	319	320,168
Jefferies Finance LLC/JFIN Co-Issuer Corp., 6.25%, 06/03/26 (Call 06/01/22)(a)	200	215,630
Nationstar Mortgage Holdings Inc.
5.13%, 12/15/30 (Call 12/15/25)(a)	135	135,591
5.50%, 08/15/28 (Call 08/15/23)(a)	165	167,678
6.00%, 01/15/27 (Call 01/15/23)(a)	90	94,053
OneMain Finance Corp.
3.50%, 01/15/27 (Call 01/15/24)	150	152,535
4.00%, 09/15/30 (Call 09/15/25)	140	139,598
5.38%, 11/15/29 (Call 05/15/29)(b)	145	159,187
5.63%, 03/15/23	160	169,272
Security	Par (000)	Value

Diversified Financial Services (continued)
6.13%, 03/15/24 (Call 09/15/23)	$235	$252,919
6.63%, 01/15/28 (Call 07/15/27)	150	173,418
6.88%, 03/15/25	235	267,000
7.13%, 03/15/26	300	353,061
8.88%, 06/01/25 (Call 06/01/22)	100	110,034
PennyMac Financial Services Inc.
4.25%, 02/15/29 (Call 02/15/24)(a)(e)	135	130,893
5.38%, 10/15/25 (Call 10/15/22)(a)(e)	115	120,717
SLM Corp., 4.20%, 10/29/25 (Call 09/29/25)	110	118,839
		3,631,908
Electric — 0.4%
FirstEnergy Transmission LLC
2.87%, 09/15/28 (Call 07/15/28)(a)	75	79,251
4.35%, 01/15/25 (Call 10/15/24)(a)	100	110,910
4.55%, 04/01/49 (Call 10/01/48)(a)	100	120,081
5.45%, 07/15/44 (Call 01/15/44)(a)	85	110,186
		420,428
Electrical Components & Equipment — 0.8%
Energizer Holdings Inc.
4.38%, 03/31/29 (Call 09/30/23)(a)	150	150,700
4.75%, 06/15/28 (Call 07/01/23)(a)(b)	115	118,295
WESCO Distribution Inc.
7.13%, 06/15/25 (Call 06/15/22)(a)(b)	285	307,062
7.25%, 06/15/28 (Call 06/15/23)(a)	260	289,661
		865,718
Electronics — 0.8%
Atkore Inc., 4.25%, 06/01/31 (Call 06/01/26)(a)	85	87,308
Sensata Technologies BV
4.00%, 04/15/29 (Call 03/18/24)(a)	185	190,217
4.88%, 10/15/23(a)	90	96,332
5.00%, 10/01/25(a)	135	150,644
5.63%, 11/01/24(a)	95	105,875
Sensata Technologies Inc.
3.75%, 02/15/31 (Call 02/15/26)(a)	120	120,900
4.38%, 02/15/30 (Call 11/15/29)(a)(b)	95	101,645
TTM Technologies Inc., 4.00%, 03/01/29 (Call 03/01/24)(a)	105	105,644
		958,565
Energy - Alternate Sources — 0.1%
Enviva Partners LP/Enviva Partners Finance Corp., 6.50%, 01/15/26 (Call 11/15/21)(a)	125	130,061
Engineering & Construction — 0.5%
AECOM, 5.13%, 03/15/27 (Call 12/15/26)	205	228,146
Arcosa Inc., 4.38%, 04/15/29 (Call 04/15/24)(a)	75	76,715
Cellnex Finance Co SA, 3.88%, 07/07/41 (Call 04/07/41)(a)	100	101,805
Dycom Industries Inc., 4.50%, 04/15/29 (Call 04/15/24)(a)	115	116,838
TopBuild Corp., 3.63%, 03/15/29 (Call 03/15/24)(a)	80	80,026
		603,530
Entertainment — 2.3%
AMC Entertainment Holdings Inc., 10.50%, 04/15/25 (Call 04/15/22)(a)	100	106,470
Cedar Fair LP, 5.25%, 07/15/29 (Call 07/15/24)	95	96,665
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp., 5.38%, 06/01/24 (Call 06/01/22)	85	85,717
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op
5.38%, 04/15/27 (Call 04/15/22)(b)	95	96,973
5.50%, 05/01/25 (Call 05/01/22)(a)	190	197,311

Schedule of Investments (unaudited) (continued)	iShares® ESG Advanced High Yield Corporate Bond ETF
July 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Entertainment (continued)
Cinemark USA Inc.
5.25%, 07/15/28 (Call 07/15/24)(a)	$150	$141,021
5.88%, 03/15/26 (Call 03/15/23)(a)(b)	90	88,430
Lions Gate Capital Holdings LLC, 5.50%, 04/15/29 (Call 03/23/24)(a)	205	209,861
Live Nation Entertainment Inc.
3.75%, 01/15/28 (Call 01/15/24)(a)(b)	100	100,257
4.75%, 10/15/27 (Call 10/15/22)(a)	175	178,855
4.88%, 11/01/24 (Call 11/01/21)(a)	75	76,249
6.50%, 05/15/27 (Call 05/15/23)(a)	240	265,740
SeaWorld Parks & Entertainment Inc., 9.50%, 08/01/25 (Call 02/01/22)(a)	104	112,376
Six Flags Entertainment Corp.
4.88%, 07/31/24 (Call 07/31/21)(a)	185	186,462
5.50%, 04/15/27 (Call 04/15/22)(a)	100	102,975
Six Flags Theme Parks Inc., 7.00%, 07/01/25 (Call 07/01/22)(a)	140	149,454
Vail Resorts Inc., 6.25%, 05/15/25 (Call 05/15/22)(a)	120	127,502
WMG Acquisition Corp.
3.00%, 02/15/31 (Call 02/15/26)(a)	150	145,232
3.88%, 07/15/30 (Call 07/15/25)(a)	110	113,006
		2,580,556
Environmental Control — 0.2%
Covanta Holding Corp.
5.00%, 09/01/30 (Call 09/01/25)(b)	75	80,695
5.88%, 07/01/25 (Call 07/01/22)(b)	50	51,799
6.00%, 01/01/27 (Call 01/01/22)(b)	80	83,101
		215,595
Food — 4.1%
B&G Foods Inc.
5.25%, 04/01/25 (Call 04/01/22)	135	138,669
5.25%, 09/15/27 (Call 03/01/22)	119	123,893
Kraft Heinz Foods Co.
3.00%, 06/01/26 (Call 03/01/26)	154	163,782
3.75%, 04/01/30 (Call 01/01/30)	75	82,706
3.88%, 05/15/27 (Call 02/15/27)	105	116,251
4.25%, 03/01/31 (Call 12/01/30)	115	132,495
4.38%, 06/01/46 (Call 12/01/45)	335	385,314
4.63%, 01/30/29 (Call 10/30/28)(b)	95	109,983
4.63%, 10/01/39 (Call 04/01/39)	50	59,244
4.88%, 10/01/49 (Call 04/01/49)	150	186,621
5.00%, 07/15/35 (Call 01/15/35)	100	123,837
5.00%, 06/04/42	165	206,578
5.20%, 07/15/45 (Call 01/15/45)	165	209,057
5.50%, 06/01/50 (Call 12/01/49)	90	120,362
6.75%, 03/15/32	50	68,340
7.13%, 08/01/39(a)	110	164,591
Lamb Weston Holdings Inc.
4.63%, 11/01/24 (Call 11/01/21)(a)	130	133,583
4.88%, 11/01/26 (Call 11/01/21)(a)	165	170,181
4.88%, 05/15/28 (Call 11/15/27)(a)	105	116,745
Post Holdings Inc.
4.50%, 09/15/31 (Call 09/15/26)(a)(b)	340	343,958
4.63%, 04/15/30 (Call 04/15/25)(a)	305	310,755
5.50%, 12/15/29 (Call 12/15/24)(a)	150	160,688
5.63%, 01/15/28 (Call 12/01/22)(a)	162	170,908
5.75%, 03/01/27 (Call 03/01/22)(a)	235	244,872
TreeHouse Foods Inc., 4.00%, 09/01/28 (Call 09/01/23)	85	85,062
Security	Par (000)	Value

Food (continued)
U.S. Foods Inc.
4.75%, 02/15/29 (Call 02/15/24)(a)	$160	$163,147
6.25%, 04/15/25 (Call 04/15/22)(a)	185	195,149
United Natural Foods Inc., 6.75%, 10/15/28 (Call 10/15/23)(a)	95	102,591
		4,589,362
Food Service — 0.5%
Aramark Services Inc.
5.00%, 04/01/25 (Call 04/01/22)(a)(b)	25	25,656
5.00%, 02/01/28 (Call 02/01/23)(a)	235	244,386
6.38%, 05/01/25 (Call 05/01/22)(a)	300	316,302
		586,344
Forest Products & Paper — 0.1%
Mercer International Inc., 5.13%, 02/01/29 (Call 02/01/24)	165	168,241
Health Care - Products — 0.8%
Avantor Funding Inc., 4.63%, 07/15/28 (Call 07/15/23)(a)	280	294,748
Hill-Rom Holdings Inc., 4.38%, 09/15/27 (Call 09/15/22)(a)	80	83,657
Hologic Inc.
3.25%, 02/15/29 (Call 09/28/23)(a)	175	176,717
4.63%, 02/01/28 (Call 02/01/23)(a)(b)	65	68,821
Ortho-Clinical Diagnostics Inc./Ortho-Clinical Diagnostics SA, 7.25%, 02/01/28 (Call 02/01/23)(a)	95	103,539
Teleflex Inc.
4.25%, 06/01/28 (Call 06/01/23)(a)	105	109,475
4.63%, 11/15/27 (Call 11/15/22)	100	105,745
		942,702
Health Care - Services — 9.2%
Acadia Healthcare Co. Inc.
5.00%, 04/15/29 (Call 10/15/23)(a)	95	99,836
5.50%, 07/01/28 (Call 07/01/23)(a)	80	85,586
Catalent Pharma Solutions Inc.
3.13%, 02/15/29 (Call 02/15/24)(a)	105	102,929
5.00%, 07/15/27 (Call 07/15/22)(a)	75	78,695
Centene Corp.
2.45%, 07/15/28 (Call 05/15/28)	90	91,135
2.50%, 03/01/31 (Call 12/01/30)(b)	315	315,306
2.63%, 08/01/31 (Call 02/01/22)	90	90,088
3.00%, 10/15/30 (Call 07/15/30)	285	296,460
3.38%, 02/15/30 (Call 02/15/25)	310	323,925
4.25%, 12/15/27 (Call 12/15/22)	350	368,809
4.63%, 12/15/29 (Call 12/15/24)	505	553,833
5.38%, 06/01/26 (Call 06/01/22)(a)	175	182,273
5.38%, 08/15/26 (Call 08/15/21)(a)	75	78,158
Charles River Laboratories International Inc.
3.75%, 03/15/29 (Call 03/15/24)(a)	100	102,515
4.00%, 03/15/31 (Call 03/15/26)(a)	100	105,391
4.25%, 05/01/28 (Call 05/01/23)(a)	85	88,845
DaVita Inc.
3.75%, 02/15/31 (Call 02/15/26)(a)	275	267,437
4.63%, 06/01/30 (Call 06/01/25)(a)	520	537,274
Encompass Health Corp.
4.50%, 02/01/28 (Call 02/01/23)	140	145,600
4.63%, 04/01/31 (Call 03/30/26)	85	92,330
4.75%, 02/01/30 (Call 02/01/25)(b)	135	144,562
Global Medical Response Inc., 6.50%, 10/01/25 (Call 10/01/21)(a)	125	129,743
HCA Inc.
3.50%, 09/01/30 (Call 03/01/30)	470	508,836
5.38%, 02/01/25	460	520,789

Schedule of Investments (unaudited) (continued)	iShares® ESG Advanced High Yield Corporate Bond ETF
July 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Services (continued)
5.38%, 09/01/26 (Call 03/01/26)(b)	$167	$194,069
5.63%, 09/01/28 (Call 03/01/28)	260	312,611
5.88%, 05/01/23	200	216,544
5.88%, 02/15/26 (Call 08/15/25)	245	285,501
5.88%, 02/01/29 (Call 08/01/28)	165	201,841
IQVIA Inc.
5.00%, 10/15/26 (Call 10/15/21)(a)	300	309,012
5.00%, 05/15/27 (Call 05/15/22)(a)(b)	125	130,373
MEDNAX Inc., 6.25%, 01/15/27 (Call 01/15/22)(a)	205	216,277
ModivCare Inc., 5.88%, 11/15/25 (Call 11/01/22)(a)	115	122,669
Molina Healthcare Inc.
3.88%, 11/15/30 (Call 08/17/30)(a)	130	137,678
4.38%, 06/15/28 (Call 06/15/23)(a)	150	156,842
5.38%, 11/15/22 (Call 08/15/22)	130	135,338
Select Medical Corp., 6.25%, 08/15/26 (Call 08/15/22)(a)	240	254,071
Surgery Center Holdings Inc., 10.00%, 04/15/27 (Call 04/15/22)(a)(b)	100	108,940
Syneos Health Inc., 3.63%, 01/15/29 (Call 01/15/24)(a)	125	124,596
Tenet Healthcare Corp.
4.25%, 06/01/29 (Call 06/01/24)(a)	210	213,984
4.63%, 07/15/24 (Call 07/15/22)	230	233,151
4.63%, 09/01/24 (Call 09/01/21)(a)	95	97,227
4.63%, 06/15/28 (Call 06/15/23)(a)	105	108,526
4.88%, 01/01/26 (Call 03/01/22)(a)	275	284,476
5.13%, 11/01/27 (Call 11/01/22)(a)	220	230,857
6.13%, 10/01/28 (Call 10/01/23)(a)(b)	370	393,998
6.25%, 02/01/27 (Call 02/01/22)(a)	185	192,787
6.75%, 06/15/23	255	277,019
7.50%, 04/01/25 (Call 04/01/22)(a)	110	118,283
		10,367,025
Holding Companies - Diversified — 0.2%
Compass Group Diversified Holdings LLC, 5.25%, 04/15/29 (Call 04/15/24)(a)(b)	205	212,825
Home Builders — 0.8%
Century Communities Inc., 6.75%, 06/01/27 (Call 06/01/22)	110	117,449
Meritage Homes Corp.
3.88%, 04/15/29(a)	85	89,746
6.00%, 06/01/25 (Call 03/01/25)	76	86,336
Picasso Finance Sub Inc., 6.13%, 06/15/25 (Call 06/15/22)(a)	89	94,337
Taylor Morrison Communities Inc.
5.13%, 08/01/30 (Call 02/01/30)(a)	100	108,735
5.75%, 01/15/28 (Call 10/15/27)(a)	81	91,505
5.88%, 06/15/27 (Call 03/15/27)(a)	95	107,711
TRI Pointe Group Inc./TRI Pointe Homes Inc., 5.88%, 06/15/24.	85	94,193
Williams Scotsman International Inc., 4.63%, 08/15/28 (Call 08/15/23)(a)	96	99,213
		889,225
Home Furnishings — 0.2%
Tempur Sealy International Inc., 4.00%, 04/15/29 (Call 04/15/24)(a)	170	174,728
Household Products & Wares — 0.4%
ACCO Brands Corp., 4.25%, 03/15/29 (Call 03/15/24)(a)(b)	110	109,940
Central Garden & Pet Co.
4.13%, 10/15/30 (Call 10/15/25)	100	103,144
4.13%, 04/30/31 (Call 04/30/26)(a)	80	81,737
Security	Par (000)	Value

Household Products & Wares (continued)
Spectrum Brands Inc.
3.88%, 03/15/31 (Call 03/15/26)(a)	$95	$95,048
5.75%, 07/15/25 (Call 07/15/22)	82	84,205
		474,074
Housewares — 0.9%
Newell Brands Inc.
4.35%, 04/01/23 (Call 02/01/23)	175	183,115
4.70%, 04/01/26 (Call 01/01/26)	375	417,787
4.88%, 06/01/25 (Call 05/01/25)	115	127,574
5.88%, 04/01/36 (Call 10/01/35)	75	95,091
6.00%, 04/01/46 (Call 10/01/45)	125	162,588
		986,155
Insurance — 0.8%
Assurant Inc., 7.00%, 03/27/48 (Call 03/27/28)	85	99,535
Liberty Mutual Group Inc., 4.30%, 02/01/61 (Call 02/03/26)(a)	225	208,951
MGIC Investment Corp., 5.25%, 08/15/28 (Call 08/15/23)	135	143,693
NMI Holdings Inc., 7.38%, 06/01/25 (Call 03/30/25)(a)	95	108,636
Radian Group Inc.
4.50%, 10/01/24 (Call 07/01/24)	100	106,812
4.88%, 03/15/27 (Call 09/15/26)	95	103,224
6.63%, 03/15/25 (Call 09/15/24)	100	112,209
		883,060
Internet — 2.9%
Cablevision Lightpath LLC
3.88%, 09/15/27 (Call 09/15/23)(a)	50	49,557
5.63%, 09/15/28 (Call 09/15/23)(a)	100	102,078
Cogent Communications Group Inc., 3.50%, 05/01/26 (Call 02/01/26)(a)	100	102,954
Go Daddy Operating Co. LLC/GD Finance Co. Inc.
3.50%, 03/01/29 (Call 03/01/24)(a)	150	150,146
5.25%, 12/01/27 (Call 06/01/22)(a)	100	105,026
GrubHub Holdings Inc., 5.50%, 07/01/27 (Call 07/01/22)(a)	100	104,999
Netflix Inc.
3.63%, 06/15/25 (Call 03/15/25)(a)	175	188,025
4.38%, 11/15/26	175	198,651
4.88%, 04/15/28	285	333,142
4.88%, 06/15/30 (Call 03/15/30)(a)(b)	200	241,070
5.38%, 11/15/29(a)	175	215,785
5.75%, 03/01/24	100	111,496
5.88%, 02/15/25	25	28,787
5.88%, 11/15/28	350	434,875
6.38%, 05/15/29	150	192,840
NortonLifeLock Inc., 5.00%, 04/15/25 (Call 04/15/22)(a)	180	182,416
Rakuten Group Inc.
5.13%, (Call 04/22/26)(a)(f)	100	100,415
6.25%, (Call 04/22/31)(a)(f)	200	207,056
TripAdvisor Inc., 7.00%, 07/15/25 (Call 07/15/22)(a)	110	117,700
Twitter Inc., 3.88%, 12/15/27 (Call 09/15/27)(a)	125	133,835
		3,300,853
Iron & Steel — 0.7%
Cleveland-Cliffs Inc.
4.63%, 03/01/29 (Call 03/01/24)(a)(b)	105	111,490
4.88%, 03/01/31 (Call 03/01/26)(a)	80	86,432
5.88%, 06/01/27 (Call 06/01/22)	100	105,748
6.75%, 03/15/26 (Call 03/04/23)(a)	155	167,237
9.88%, 10/17/25 (Call 10/17/22)(a)	123	143,771
Mineral Resources Ltd., 8.13%, 05/01/27 (Call 05/01/22)(a)	135	147,658
		762,336

Schedule of Investments (unaudited) (continued)	iShares® ESG Advanced High Yield Corporate Bond ETF
July 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Leisure Time — 1.3%
Royal Caribbean Cruises Ltd.
3.70%, 03/15/28 (Call 12/15/27)(b)	$115	$108,549
4.25%, 07/01/26 (Call 01/01/26)(a)	125	121,950
5.25%, 11/15/22	110	113,035
5.50%, 04/01/28 (Call 09/29/27)(a)(b)	280	285,463
9.13%, 06/15/23 (Call 03/15/23)(a)	165	179,772
10.88%, 06/01/23 (Call 03/01/23)(a)	195	221,483
11.50%, 06/01/25 (Call 06/01/22)(a)(b)	410	469,331
		1,499,583
Lodging — 1.7%
Hilton Domestic Operating Co. Inc.
3.63%, 02/15/32 (Call 08/15/26)(a)	275	274,362
3.75%, 05/01/29 (Call 05/01/24)(a)	145	147,036
4.00%, 05/01/31 (Call 05/01/26)(a)	220	225,287
4.88%, 01/15/30 (Call 01/15/25)	190	203,589
5.38%, 05/01/25 (Call 05/01/22)(a)	80	83,770
5.75%, 05/01/28 (Call 05/01/23)(a)	70	75,425
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Esc
4.88%, 07/01/31 (Call 07/01/26)(a)	95	93,408
5.00%, 06/01/29 (Call 06/01/24)(a)	175	176,711
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 4.88%, 04/01/27 (Call 04/01/22)	130	135,184
Marriott Ownership Resorts Inc.
4.50%, 06/15/29 (Call 06/15/24)(a)	95	95,639
6.13%, 09/15/25 (Call 05/15/22)(a)	95	100,547
Travel + Leisure Co.
3.90%, 03/01/23 (Call 12/01/22)	97	98,756
6.00%, 04/01/27 (Call 01/01/27)	70	76,243
6.63%, 07/31/26 (Call 04/30/26)(a)	130	145,067
		1,931,024
Machinery — 0.6%
Mueller Water Products Inc., 4.00%, 06/15/29 (Call 06/15/24)(a)	105	108,681
RBS Global Inc./Rexnord LLC, 4.88%, 12/15/25 (Call 12/15/21)(a)	100	102,041
Stevens Holding Co. Inc., 6.13%, 10/01/26 (Call 10/01/23)(a)	100	107,448
Terex Corp., 5.00%, 05/15/29 (Call 05/15/24)(a)	115	119,533
Weir Group PLC (The), 2.20%, 05/13/26 (Call 04/13/26)(a)	150	151,635
Welbilt Inc., 9.50%, 02/15/24 (Call 02/15/22)(b)	50	51,865
		641,203
Manufacturing — 0.3%
Gates Global LLC/Gates Corp., 6.25%, 01/15/26 (Call 01/15/22)(a)	100	104,296
Hillenbrand Inc., 5.75%, 06/15/25 (Call 06/15/22)	115	122,699
Trinity Industries Inc., 4.55%, 10/01/24 (Call 07/01/24)	82	87,127
		314,122
Media — 9.4%
Cable One Inc., 4.00%, 11/15/30 (Call 11/15/25)(a)(b)	125	126,158
Clear Channel Worldwide Holdings Inc., 5.13%, 08/15/27 (Call 08/15/22)(a)	225	231,149
CSC Holdings LLC
3.38%, 02/15/31 (Call 02/15/26)(a)	200	189,994
4.50%, 11/15/31 (Call 11/15/26)(a)	300	302,601
4.63%, 12/01/30 (Call 12/01/25)(a)	400	393,776
5.25%, 06/01/24	100	107,959
5.38%, 02/01/28 (Call 02/01/23)(a)	200	211,608
5.50%, 04/15/27 (Call 04/15/22)(a)	200	209,276
5.75%, 01/15/30 (Call 01/15/25)(a)	300	313,005
Security	Par (000)	Value

Media (continued)
6.50%, 02/01/29 (Call 02/01/24)(a)	$250	$276,375
7.50%, 04/01/28 (Call 04/01/23)(a)	200	218,286
Diamond Sports Group LLC/Diamond Sports Finance Co.
5.38%, 08/15/26 (Call 08/15/22)(a)(b)	550	319,335
6.63%, 08/15/27 (Call 08/15/22)(a)(b)	120	47,803
GCI LLC, 4.75%, 10/15/28 (Call 10/15/23)(a)(b)	115	120,016
Gray Television Inc.
4.75%, 10/15/30 (Call 10/15/25)(a)	145	144,050
5.88%, 07/15/26 (Call 07/15/22)(a)	95	98,062
7.00%, 05/15/27 (Call 05/15/22)(a)(b)	150	160,616
iHeartCommunications Inc.
4.75%, 01/15/28 (Call 01/15/23)(a)	95	98,136
5.25%, 08/15/27 (Call 08/15/22)(a)	140	145,971
6.38%, 05/01/26 (Call 05/01/22)	155	163,720
8.38%, 05/01/27 (Call 05/01/22)	285	303,528
Nexstar Media Inc.
4.75%, 11/01/28 (Call 11/01/23)(a)	185	190,992
5.63%, 07/15/27 (Call 07/15/22)(a)	335	354,236
Quebecor Media Inc., 5.75%, 01/15/23	150	160,743
Scripps Escrow II Inc.
3.88%, 01/15/29 (Call 01/15/24)(a)	110	110,021
5.38%, 01/15/31 (Call 01/15/26)(a)(b)	80	79,980
Scripps Escrow Inc., 5.88%, 07/15/27 (Call 07/15/22)(a)	100	103,502
Sinclair Television Group Inc.
4.13%, 12/01/30 (Call 12/01/25)(a)	140	135,800
5.13%, 02/15/27 (Call 08/15/21)(a)(b)	80	79,839
5.50%, 03/01/30 (Call 12/01/24)(a)	115	115,311
Sirius XM Radio Inc.
3.88%, 08/01/22 (Call 08/01/21)(a)(b)	145	145,000
4.00%, 07/15/28 (Call 07/15/24)(a)	375	386,636
4.13%, 07/01/30 (Call 07/01/25)(a)	280	289,016
4.63%, 07/15/24 (Call 07/15/22)(a)	240	246,317
5.00%, 08/01/27 (Call 08/01/22)(a)	290	303,766
5.38%, 07/15/26 (Call 07/15/22)(a)	185	191,020
5.50%, 07/01/29 (Call 07/01/24)(a)(b)	235	257,551
TEGNA Inc.
4.63%, 03/15/28 (Call 03/15/23)	190	195,645
4.75%, 03/15/26 (Call 03/15/23)(a)	90	95,776
5.00%, 09/15/29 (Call 09/15/24)	210	219,423
Telenet Finance Luxembourg Notes Sarl, 5.50%, 03/01/28 (Call 12/01/22)(a)	200	210,552
Univision Communications Inc.
4.50%, 05/01/29 (Call 05/01/24)(a)	200	200,560
5.13%, 02/15/25 (Call 02/15/22)(a)	260	264,277
6.63%, 06/01/27 (Call 06/01/23)(a)	285	306,651
Videotron Ltd.
3.63%, 06/15/29 (Call 06/15/24)(a)	44	45,233
5.13%, 04/15/27 (Call 04/15/22)(a)	130	135,576
5.38%, 06/15/24 (Call 03/15/24)(a)	140	154,669
Virgin Media Finance PLC, 5.00%, 07/15/30 (Call 07/15/25)(a)(b)	200	203,480
Virgin Media Secured Finance PLC
4.50%, 08/15/30 (Call 08/15/25)(a)(b)	200	201,432
5.50%, 05/15/29 (Call 05/15/24)(a)	275	293,873
Ziggo Bond Co. BV
5.13%, 02/28/30 (Call 02/15/25)(a)	100	103,025
6.00%, 01/15/27 (Call 01/15/22)(a)	150	156,440

Schedule of Investments (unaudited) (continued)	iShares® ESG Advanced High Yield Corporate Bond ETF
July 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Media (continued)
Ziggo BV
4.88%, 01/15/30 (Call 10/15/24)(a)	$200	$206,018
5.50%, 01/15/27 (Call 01/15/22)(a)	243	252,147
		10,575,931
Metal Fabricate & Hardware — 0.1%
TriMas Corp., 4.13%, 04/15/29 (Call 04/15/24)(a)	80	81,203
Mining — 1.4%
Compass Minerals International Inc., 6.75%, 12/01/27 (Call 12/01/22)(a)	115	123,233
Constellium SE, 3.75%, 04/15/29 (Call 04/15/24)(a)(b)	100	99,929
FMG Resources August 2006 Pty Ltd.
4.38%, 04/01/31 (Call 01/01/31)(a)	295	320,718
4.50%, 09/15/27 (Call 06/15/27)(a)	105	114,376
5.13%, 05/15/24 (Call 02/15/24)(a)	145	156,704
Hecla Mining Co., 7.25%, 02/15/28 (Call 02/15/23)	100	108,559
Kaiser Aluminum Corp.
4.50%, 06/01/31 (Call 06/01/26)(a)	120	124,801
4.63%, 03/01/28 (Call 03/01/23)(a)(b)	100	104,394
New Gold Inc., 7.50%, 07/15/27 (Call 07/15/23)(a)	75	80,987
Perenti Finance Pty Ltd., 6.50%, 10/07/25 (Call 10/07/22)(a)(b)	200	210,332
Taseko Mines Ltd., 7.00%, 02/15/26 (Call 02/15/23)(a)	110	113,188
		1,557,221
Office & Business Equipment — 0.9%
CDW LLC/CDW Finance Corp.
3.25%, 02/15/29 (Call 08/15/23)	130	130,926
4.13%, 05/01/25 (Call 05/01/22)	110	114,212
4.25%, 04/01/28 (Call 10/01/22)	115	119,659
5.50%, 12/01/24 (Call 06/01/24)	120	132,384
Pitney Bowes Inc., 6.88%, 03/15/27 (Call 03/15/24)(a)	80	85,043
Xerox Corp., 4.38%, 03/15/23 (Call 02/15/23)	185	193,330
Xerox Holdings Corp.
5.00%, 08/15/25 (Call 07/15/25)(a)	135	143,721
5.50%, 08/15/28 (Call 07/15/28)(a)(b)	145	152,884
		1,072,159
Packaging & Containers — 2.0%
Ball Corp.
2.88%, 08/15/30 (Call 05/15/30)	235	232,716
4.00%, 11/15/23	170	180,662
4.88%, 03/15/26 (Call 12/15/25)	160	178,637
5.25%, 07/01/25	210	237,355
Cascades Inc./Cascades USA Inc., 5.38%, 01/15/28 (Call 01/15/23)(a)	100	105,242
Flex Acquisition Co. Inc.
6.88%, 01/15/25 (Call 01/15/22)(a)	140	141,751
7.88%, 07/15/26 (Call 07/15/22)(a)	80	83,494
Graphic Packaging International LLC, 3.50%, 03/15/28(a)	85	86,241
Greif Inc., 6.50%, 03/01/27 (Call 03/01/22)(a)	100	105,295
Intertape Polymer Group Inc., 4.38%, 06/15/29 (Call 06/15/24)(a)	75	76,636
Owens-Brockway Glass Container Inc.
5.88%, 08/15/23(a)	150	160,942
6.63%, 05/13/27 (Call 05/15/23)(a)	125	135,324
Sealed Air Corp.
4.00%, 12/01/27 (Call 09/01/27)(a)	85	90,832
4.88%, 12/01/22 (Call 09/01/22)(a)	75	77,891
5.13%, 12/01/24 (Call 09/01/24)(a)	70	76,038
5.25%, 04/01/23 (Call 01/01/23)(a)	85	89,468
5.50%, 09/15/25 (Call 06/15/25)(a)	55	61,300
Security	Par (000)	Value

Packaging & Containers (continued)
6.88%, 07/15/33(a)	$100	$128,623
		2,248,447
Pharmaceuticals — 1.4%
AdaptHealth LLC, 4.63%, 08/01/29 (Call 02/01/24)(a)(b)	100	99,598
Elanco Animal Health Inc.
5.27%, 08/28/23 (Call 07/28/23)	160	171,614
5.90%, 08/28/28 (Call 05/28/28)	140	167,199
Herbalife Nutrition Ltd./HLF Financing Inc., 7.88%, 09/01/25 (Call 09/01/22)(a)	120	130,230
HLF Financing Sarl LLC/Herbalife International Inc., 4.88%, 06/01/29 (Call 06/01/24)(a)	135	136,279
Horizon Therapeutics USA Inc., 5.50%, 08/01/27 (Call 08/01/22)(a)	200	213,158
Jazz Securities DAC, 4.38%, 01/15/29 (Call 07/15/24)(a)	300	313,113
Owens & Minor Inc., 4.50%, 03/31/29 (Call 03/31/24)(a)	105	107,982
Prestige Brands Inc.
3.75%, 04/01/31 (Call 04/01/26)(a)	130	128,844
5.13%, 01/15/28 (Call 01/15/23)(a)	65	68,739
		1,536,756
Real Estate — 1.2%
Cushman & Wakefield US Borrower LLC, 6.75%, 05/15/28 (Call 05/18/23)(a)	125	134,234
Howard Hughes Corp. (The)
4.13%, 02/01/29 (Call 02/01/24)(a)	125	124,224
4.38%, 02/01/31 (Call 02/01/26)(a)	125	124,686
5.38%, 08/01/28 (Call 08/01/23)(a)	125	132,402
Kennedy-Wilson Inc.
4.75%, 03/01/29 (Call 03/01/24)	105	107,795
5.00%, 03/01/31 (Call 03/01/26)	115	118,199
Newmark Group Inc., 6.13%, 11/15/23 (Call 10/15/23)	80	87,037
Realogy Group LLC/Realogy Co-Issuer Corp.
4.88%, 06/01/23 (Call 03/01/23)(a)	95	98,800
5.75%, 01/15/29 (Call 01/15/24)(a)(b)	170	178,512
7.63%, 06/15/25 (Call 06/15/22)(a)	105	113,255
9.38%, 04/01/27 (Call 04/01/22)(a)	85	94,053
		1,313,197
Real Estate Investment Trusts — 5.7%
Apollo Commercial Real Estate Finance Inc., 4.63%, 06/15/29 (Call 06/15/24)(a)	110	107,925
Brookfield Property REIT Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LL, 5.75%, 05/15/26 (Call 05/15/22)(a)(b)	160	166,424
HAT Holdings I LLC/HAT Holdings II LLC
3.38%, 06/15/26 (Call 03/15/26)(a)	200	202,042
6.00%, 04/15/25 (Call 04/15/22)(a)	85	89,295
Iron Mountain Inc.
4.50%, 02/15/31 (Call 02/15/26)(a)	215	219,805
4.88%, 09/15/27 (Call 09/15/22)(a)	175	181,501
4.88%, 09/15/29 (Call 09/15/24)(a)	180	188,451
5.00%, 07/15/28 (Call 07/15/23)(a)	95	98,772
5.25%, 03/15/28 (Call 12/27/22)(a)(b)	155	162,240
5.25%, 07/15/30 (Call 07/15/25)(a)	235	250,679
5.63%, 07/15/32 (Call 07/15/26)(a)(b)	125	135,519
iStar Inc.
4.25%, 08/01/25 (Call 05/01/25)	115	119,515
4.75%, 10/01/24 (Call 07/01/24)	125	132,461
5.50%, 02/15/26 (Call 08/15/22)	95	99,541

Schedule of Investments (unaudited) (continued)	iShares® ESG Advanced High Yield Corporate Bond ETF
July 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer Inc.
3.88%, 02/15/29 (Call 11/15/28)(a)	$135	$138,518
4.50%, 09/01/26 (Call 06/01/26)	110	117,460
4.63%, 06/15/25 (Call 03/15/25)(a)	135	143,650
5.63%, 05/01/24 (Call 02/01/24)	195	211,388
5.75%, 02/01/27 (Call 11/01/26)	145	162,174
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer
4.88%, 05/15/29 (Call 05/15/24)(a)	155	159,015
5.88%, 10/01/28 (Call 10/01/23)(a)	135	143,883
7.50%, 06/01/25 (Call 06/01/22)(a)	100	108,365
RHP Hotel Properties LP/RHP Finance Corp.
4.50%, 02/15/29 (Call 02/15/24)(a)	135	136,365
4.75%, 10/15/27 (Call 10/15/22)	121	125,149
SBA Communications Corp.
3.13%, 02/01/29 (Call 02/01/24)(a)	290	284,971
3.88%, 02/15/27 (Call 02/15/23)(b)	265	273,093
4.88%, 09/01/24 (Call 09/01/21)	110	111,463
Starwood Property Trust Inc.
3.63%, 07/15/26 (Call 01/15/26)(a)	95	96,549
4.75%, 03/15/25 (Call 09/15/24)	115	121,905
Uniti Group LP/Uniti Fiber Holdings Inc./CSL Capital LLC
7.13%, 12/15/24 (Call 12/15/21)(a)	105	108,032
7.88%, 02/15/25 (Call 02/15/22)(a)	375	399,476
Uniti Group LP/Uniti Group Finance Inc./CSL Capital LLC
4.75%, 04/15/28 (Call 04/15/24)(a)	130	130,550
6.50%, 02/15/29 (Call 02/15/24)(a)(b)	220	223,142
VICI Properties LP/VICI Note Co. Inc.
3.50%, 02/15/25 (Call 02/15/22)(a)(b)	135	138,016
3.75%, 02/15/27 (Call 02/15/23)(a)	135	138,960
4.13%, 08/15/30 (Call 02/15/25)(a)	185	194,320
4.25%, 12/01/26 (Call 12/01/22)(a)	240	249,605
4.63%, 12/01/29 (Call 12/01/24)(a)	180	192,865
XHR LP
4.88%, 06/01/29 (Call 06/01/24)(a)	105	107,379
6.38%, 08/15/25 (Call 08/15/22)(a)	115	122,582
		6,493,045
Retail — 4.2%
1011778 BC ULC/New Red Finance Inc.
3.50%, 02/15/29 (Call 02/15/24)(a)	170	169,237
3.88%, 01/15/28 (Call 09/15/22)(a)	255	257,129
4.00%, 10/15/30 (Call 10/15/25)(a)	540	538,661
4.38%, 01/15/28 (Call 11/15/22)(a)	145	147,265
5.75%, 04/15/25 (Call 04/15/22)(a)(b)	105	110,891
Asbury Automotive Group Inc.
4.50%, 03/01/28 (Call 03/01/23)	90	93,630
4.75%, 03/01/30 (Call 03/01/25)	75	79,731
Bed Bath & Beyond Inc., 5.17%, 08/01/44 (Call 02/01/44)	115	109,253
Dave & Buster’s Inc., 7.63%, 11/01/25 (Call 11/01/22)(a)	105	111,209
Foundation Building Materials Inc., 6.00%, 03/01/29 (Call 03/01/24)(a)	85	84,045
Gap Inc. (The)
8.38%, 05/15/23(a)	100	111,914
8.63%, 05/15/25 (Call 05/15/22)(a)	140	153,003
8.88%, 05/15/27 (Call 05/15/23)(a)	190	219,266
Group 1 Automotive Inc., 4.00%, 08/15/28 (Call 08/15/23)(a)(b)	105	107,752
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, 4.75%, 06/01/27 (Call 06/01/22)(a)	155	161,980
Security	Par (000)	Value

Retail (continued)
Lithia Motors Inc.
3.88%, 06/01/29 (Call 06/01/24)(a)	$150	$158,086
4.38%, 01/15/31 (Call 10/15/25)(a)	110	119,865
4.63%, 12/15/27 (Call 12/15/22)(a)	65	69,152
Macy’s Inc., 8.38%, 06/15/25 (Call 06/15/22)(a)	235	256,122
Macy’s Retail Holdings LLC
2.88%, 02/15/23 (Call 11/15/22)	125	126,175
5.88%, 04/01/29 (Call 04/01/24)(a)(b)	95	100,271
Michaels Cos Inc. (The)
5.25%, 05/01/28 (Call 11/01/23)(a)	160	165,574
7.88%, 05/01/29 (Call 04/01/24)(a)	245	254,126
Rite Aid Corp.
7.50%, 07/01/25 (Call 07/01/22)(a)	125	125,469
8.00%, 11/15/26 (Call 01/15/23)(a)	160	160,614
Sally Holdings LLC/Sally Capital Inc., 5.63%, 12/01/25 (Call 12/01/21)(b)	80	82,550
Yum! Brands Inc.
3.63%, 03/15/31 (Call 12/15/30)	180	183,629
4.63%, 01/31/32 (Call 10/01/26)	215	231,224
4.75%, 01/15/30 (Call 10/15/29)(a)	155	169,761
7.75%, 04/01/25 (Call 04/01/22)(a)	120	129,862
		4,787,446
Semiconductors — 1.2%
Amkor Technology Inc., 6.63%, 09/15/27 (Call 03/15/22)(a)	100	107,571
ams AG, 7.00%, 07/31/25 (Call 07/31/22)(a)(b)	200	214,374
Entegris Inc.
3.63%, 05/01/29 (Call 05/01/24)(a)	95	97,459
4.38%, 04/15/28 (Call 04/15/23)(a)	110	115,598
Microchip Technology Inc., 4.25%, 09/01/25 (Call 09/01/22)	235	247,048
ON Semiconductor Corp., 3.88%, 09/01/28 (Call 09/01/23)(a)	150	156,157
Qorvo Inc.
3.38%, 04/01/31 (Call 04/01/26)(a)	125	129,828
4.38%, 10/15/29 (Call 10/15/24)	165	179,683
Synaptics Inc., 4.00%, 06/15/29 (Call 06/15/24)(a)(b)	75	76,011
		1,323,729
Software — 2.9%
ACI Worldwide Inc., 5.75%, 08/15/26 (Call 08/15/21)(a)	75	78,500
Black Knight InfoServ LLC, 3.63%, 09/01/28 (Call 09/01/23)(a)	190	190,562
Camelot Finance SA, 4.50%, 11/01/26 (Call 11/01/22)(a)	140	145,942
CDK Global Inc.
4.88%, 06/01/27 (Call 06/01/22)	120	126,347
5.00%, 10/15/24 (Call 07/15/24)	70	77,138
5.25%, 05/15/29 (Call 05/15/24)(a)	95	103,483
Clarivate Science Holdings Corp.
3.88%, 06/30/28 (Call 06/30/24)(a)	175	176,545
4.88%, 06/30/29 (Call 06/30/24)(a)	175	176,867
Dun & Bradstreet Corp. (The)
6.88%, 08/15/26 (Call 02/15/22)(a)	90	95,385
10.25%, 02/15/27 (Call 02/15/22)(a)	96	105,095
Elastic NV, 4.13%, 07/15/29 (Call 07/15/24)(a)	100	100,338
Fair Isaac Corp., 5.25%, 05/15/26 (Call 02/15/26)(a)(b)	75	85,570
MicroStrategy Inc., 6.13%, 06/15/28 (Call 06/15/24)(a)(b)	100	100,412
Nuance Communications Inc., 5.63%, 12/15/26 (Call 12/15/21)	115	119,953
Open Text Corp.
3.88%, 02/15/28 (Call 02/15/23)(a)(b)	175	180,731
5.88%, 06/01/26 (Call 06/01/22)(a)	155	160,031
Open Text Holdings Inc., 4.13%, 02/15/30 (Call 02/15/25)(a)	170	175,974

Schedule of Investments (unaudited) (continued)	iShares® ESG Advanced High Yield Corporate Bond ETF
July 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Software (continued)
PTC Inc.
3.63%, 02/15/25 (Call 02/15/22)(a)	$80	$82,219
4.00%, 02/15/28 (Call 02/15/23)(a)	90	93,042
Rackspace Technology Global Inc.
3.50%, 02/15/28 (Call 02/15/24)(a)	100	96,404
5.38%, 12/01/28 (Call 12/01/23)(a)(b)	100	101,985
SS&C Technologies Inc., 5.50%, 09/30/27 (Call 03/30/22)(a)	350	370,202
Twilio Inc.
3.63%, 03/15/29 (Call 03/15/24)	105	107,813
3.88%, 03/15/31 (Call 03/15/26)(b)	105	109,770
ZoomInfo Technologies LLC/ZoomInfo Finance Corp., 3.88%, 02/01/29 (Call 02/01/24)(a)	120	120,094
		3,280,402
Telecommunications — 10.0%
Avaya Inc., 6.13%, 09/15/28 (Call 09/15/23)(a)	210	224,847
Cincinnati Bell Inc., 7.00%, 07/15/24 (Call 09/15/21)(a)(b)	97	99,148
CommScope Inc.
5.50%, 03/01/24 (Call 03/01/22)(a)	190	195,533
6.00%, 03/01/26 (Call 03/01/22)(a)	285	298,600
7.13%, 07/01/28 (Call 07/01/23)(a)(b)	155	167,130
8.25%, 03/01/27 (Call 03/01/22)(a)	160	169,322
CommScope Technologies LLC
5.00%, 03/15/27 (Call 03/15/22)(a)	125	126,394
6.00%, 06/15/25 (Call 06/15/22)(a)(b)	246	249,761
Consolidated Communications Inc.
5.00%, 10/01/28 (Call 10/01/23)(a)	85	85,668
6.50%, 10/01/28 (Call 10/01/23)(a)	140	151,098
DKT Finance ApS, 9.38%, 06/17/23 (Call 06/17/22)(a)	50	51,001
Hughes Satellite Systems Corp.
5.25%, 08/01/26	145	162,294
6.63%, 08/01/26(b)	130	146,076
LogMeIn Inc., 5.50%, 09/01/27 (Call 09/01/23)(a)	165	171,734
Nokia OYJ
4.38%, 06/12/27	95	105,008
6.63%, 05/15/39	95	130,768
Plantronics Inc., 4.75%, 03/01/29 (Call 03/01/24)(a)	95	92,749
QualityTech LP/QTS Finance Corp., 3.88%, 10/01/28 (Call 10/01/23)(a)	125	133,964
Sprint Capital Corp.
6.88%, 11/15/28	275	354,549
8.75%, 03/15/32	220	339,161
Sprint Communications Inc., 6.00%, 11/15/22	225	238,097
Sprint Corp.
7.13%, 06/15/24	295	339,241
7.63%, 02/15/25 (Call 11/15/24)	175	206,491
7.63%, 03/01/26 (Call 11/01/25)	185	225,892
7.88%, 09/15/23	475	537,586
Switch Ltd.
3.75%, 09/15/28 (Call 09/15/23)(a)	100	102,256
4.13%, 06/15/29 (Call 06/15/24)(a)	95	97,823
Telecom Italia Capital SA
6.00%, 09/30/34	260	298,714
6.38%, 11/15/33	85	100,654
7.20%, 07/18/36	185	236,341
7.72%, 06/04/38	225	302,076
Telecom Italia SpA/Milano, 5.30%, 05/30/24(a)	275	298,309
T-Mobile USA Inc.
2.25%, 02/15/26 (Call 02/15/23)	185	187,244
2.25%, 02/15/26 (Call 02/15/23)(a)	125	126,354
2.63%, 04/15/26 (Call 04/15/23)	185	189,460
Security	Par/ Shares (000)	Value

Telecommunications (continued)
2.63%, 02/15/29 (Call 02/15/24)	$190	$190,013
2.88%, 02/15/31 (Call 02/15/26)	185	185,973
3.38%, 04/15/29 (Call 04/15/24)	205	213,510
3.38%, 04/15/29 (Call 04/15/24)(a)	172	179,238
3.50%, 04/15/31 (Call 04/15/26)	217	228,147
3.50%, 04/15/31 (Call 04/15/26)(a)	170	178,475
4.50%, 02/01/26 (Call 02/01/22)	115	117,747
4.75%, 02/01/28 (Call 02/01/23)	265	282,710
5.38%, 04/15/27 (Call 04/15/22)(b)	145	153,375
U.S. Cellular Corp., 6.70%, 12/15/33.	125	155,588
VEON Holdings BV
3.38%, 11/25/27 (Call 08/25/27)(a)	225	227,205
4.00%, 04/09/25 (Call 01/09/25)(a)	125	131,576
Vmed O2 UK Financing I PLC
4.25%, 01/31/31 (Call 01/31/26)(a)	250	247,430
4.75%, 07/15/31 (Call 07/15/26)(a)	250	255,265
Vodafone Group PLC
3.25%, 06/04/81 (Call 06/04/26)(b)	75	76,178
4.13%, 06/04/81 (Call 04/04/31)	200	202,340
5.13%, 06/04/81 (Call 12/04/50)	185	189,792
7.00%, 04/04/79 (Call 01/04/29)	365	451,677
Windstream Escrow LLC/Windstream Escrow Finance Corp.,
7.75%, 08/15/28 (Call 08/15/23)(a)	260	265,730
Zayo Group Holdings Inc.
4.00%, 03/01/27 (Call 03/01/22)(a)	260	258,882
6.13%, 03/01/28 (Call 03/01/23)(a)(b)	215	218,694
		11,350,888
Total Corporate Bonds & Notes — 98.0%
(Cost: $108,536,479)		110,623,396

Short-Term Investments

Money Market Funds — 11.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.06%(e)(g)(h)	11,650	11,656,264
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(e)(g)	755	755,000
		12,411,264

Total Short-Term Investments — 11.0%
(Cost: $12,410,244)		12,411,264

Total Investments in Securities — 109.0%
(Cost: $120,946,723)		123,034,660

Other Assets, Less Liabilities — (9.0)%		(10,110,751)

Net Assets — 100.0%		$112,923,909

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	All or a portion of this security is on loan.
(c)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(d)	Payment-in-kind (“PIK”) bond which gives the issuer an option to make coupon payments in cash or in the form of additional bonds. Stated interest rate represents the cash coupon rate.
(e)	Affiliate of the Fund.
(f)	Perpetual security with no stated maturity date.
(g)	Annualized 7-day yield as of period-end.

Schedule of Investments (unaudited) (continued)	iShares® ESG Advanced High Yield Corporate Bond ETF
July 31, 2021

(h)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/20	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/21	Shares Held at 07/31/21 (000)	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$5,685,245	$5,972,645	(a)	$—		$(1,796)	$170	$11,656,264	11,650	$17,003	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,535,000	—		(780,000	)(a)	—	—	755,000	755	337		—
						$(1,796)	$170	$12,411,264		$17,340		$—

(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$110,623,396	$—	$110,623,396
Money Market Funds	12,411,264	—	—	12,411,264
	$12,411,264	$110,623,396	$—	$123,034,660

Portfolio Abbreviations - Fixed Income

PIK	Payment-in-kind

REIT	Real Estate Investment Trust